S000024179 [Member] Investment Objectives and Goals - Wasatch Global Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch Global Value Fund® — Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek capital appreciation and income.